As filed with the Securities and Exchange Commission on September 26, 2007
                                     Investment Company Act File Number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                    New York Daily Tax Free Income Fund, Inc.

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
July 31, 2007
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
Face                                                                             Maturity   Current      Value              Standard
Amount                                                                            Date      Coupon (b)  (Note 1)   Moody's   &Poor's
------                                                                            ----     -----------  --------   -------   ------
Put Bond (c) (1.96%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000  ABN AMRO Munitops Certificates Trust-Series 2002-33 (Port Authority
             of New York and New Jersey Consolidated Bonds, 128th Series)
             Insured by FSA                                                       11/29/07    3.70%  $  7,670,000     VMIG-1
-----------                                                                                          ------------
  7,670,000  Total Put Bond                                                                             7,670,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (4.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  New York State Environmental Quality (Clean Water Act)-Series 1986   11/08/07    3.69%  $  3,000,000        P-1    A-1+
  5,000,000  New York, NY Municipal Water Finance Authority - Seres 6             09/05/07    3.72      5,000,000        P-1    A-1+
  1,800,000  New York State Dormitory Authority (Columbia University)
              - Series 1997                                                       08/22/07    3.72      1,800,000        P-1    A-1+
  7,000,000  New York State Dormitory Authority (Columbia University)Series 2000  08/22/07    3.72      7,000,000        P-1    A-1+
-----------                                                                                          ------------
 16,800,000  Total Tax Exempt Commercial Paper                                                         16,800,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (13.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown, NY CSD (d)                               07/18/08    3.70%  $  3,008,326
  1,134,420  Bethlehem, NY CSD (d)                                                07/31/08    3.72      1,137,466
  8,000,000  Clarence, NY CSD (d)                                                 06/26/08    3.71      8,020,507
  2,720,500  Clarence, NY CSD (d)                                                 07/24/08    3.71      2,728,046
  4,500,000  East Ramapo, NY CSD RAN (d)                                          06/19/08    3.70      4,511,477
  2,400,000  Eastchester, NY Union Free School District (d)                       07/11/08    3.71      2,411,764
  2,850,000  Hornell, NY CSD RAN (d)                                              06/19/08    3.70      2,863,330
  5,000,000  Hudson Falls, NY CSD BAN (d)                                         06/27/08    3.74      5,022,202
  2,100,000  Liverpool, NY CSD BAN (d)                                            08/16/07    3.70      2,100,250
  5,500,000  Livingston County, NY BAN (d)                                        11/02/07    3.58      5,509,064
  5,000,000  Metropolitan Transportation Authority
             LOC ABN AMRO Bank, N.A                                               10/09/07    3.75      5,000,000        P-1    A-1+
  2,665,000  NY Monroe County PUB (d)
             Insured by MBIA Insurance Corporation                                06/01/08    3.71      2,676,786
  4,500,000  Pearl River, NY Union Free School District TAN (d)                   06/26/08    3.71      4,521,092
  1,490,000  Plainedge Union Free School District, NY BAN (d)                     07/30/08    3.72      1,494,060
  1,018,719  Victor, NY CSD (d)                                                   06/15/08    3.65      1,022,597
  2,500,000  Whitney Point, NY CSD BAN (d)                                        08/10/07    3.73      2,500,041
-----------                                                                                          ------------
 54,378,639  Total Tax Exempt General Obligation Notes & Bonds                                         54,527,008
-----------                                                                                          ------------
Variable Rate Demand Instruments (e) (79.04%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,995,000  ABN AMRO Munitops Certificate Trust
             (New York non AMT) - Single Asset Series 2002-31
             Insured by MBIA Insurance Corp.                                      11/15/10    3.65%  $  3,995,000     VMIG-1
 10,000,000  BB and T Municipal Trust Floater Certificates - Series 1006
             LOC Branch Banking & Trust                                           02/22/20    3.78     10,000,000     VMIG-1
  1,370,000  BB and T Municipal Trust Floater Certificates - Series 1002
             LOC Branch Banking & Trust                                           07/01/18    3.71      1,370,000     VMIG-1
  4,800,000  BB and T Municipal Trust Floater Certificates - Series 1002
             LOC Branch Banking & Trust                                           11/06/23    3.79      4,800,000     VMIG-1
  3,500,000  Clinton County, NY IDA Civic Facilities RB (Champlain Valley
             Physicians Hospital Medical Center Project) - Series A
             Insured by Radian                                                    07/01/42    3.65      3,500,000               A-1
  5,300,000  Clinton County, NY Industrial Development Agency
             LOC KeyBank, N.A.                                                    07/01/17    3.62      5,300,000     VMIG-1
  1,900,000  Dutchess County, NY IDA (Marist College) - Series 2005 A
             LOC Bank of New York                                                 07/01/35    3.61      1,900,000               A-1+
  1,120,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Banks, PLC                                          10/01/32    3.57      1,120,000     VMIG-1
 12,155,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                       07/01/16    3.67     12,155,000               A-1+
  2,000,000  Eagle Tax - Exempt Trust - Series 2001 5101 (Puerto Rico
             Infrastructure Financing Authority Special Obligation Bonds 2000
             - Series A)
             Collateralized by SLGS Securities                                    10/01/34    3.65      2,000,000               A-1+
  2,000,000  Eagle Tax - Exempt Trust - J Series 2006 0045 Class A COPs
             (The Port Authority of New York and New Jersey Consolidated Bonds
             136th Series)
             Insured MBIA Insurance Corporation                                   05/01/34    3.70      2,000,000               A-1+
  2,000,000  Eagle Tax - Exempt Trust - Series 2006 0107 Class A COPs
             (The Port Authority of New York and New Jersey Consolidated Bonds
              143rd Series)                                                       04/01/36    3.69      2,000,000               A-1+
  2,150,000  Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                    03/01/24    3.69      2,150,000        P-1    A-1
  5,000,000  Floating Rate Trust Receipts - Series 2006-K1 (New York State
             Dormitory Authority, Columbia University RB - Series 2006A)          07/01/26    3.62      5,000,000     VMIG-1
  1,000,000  Forest City New Rochelle, NY
             (Revenue Certificates of Trust) - Series 2003
             LOC Wachovia Bank, N.A.                                              06/01/11    3.62      1,000,000     VMIG-1
  5,000,000  Jay Street Development Corporation, Courts Facility Lease RB
             (New York City Jay Street Project) - Series A-1
             LOC Bank of America                                                  05/01/22    3.59      5,000,000     VMIG-1    A-1+
  1,500,000  Lehman Municipal Trust Receipts, Floater Trust Receipts
             Series 2003 (New York State Dormitory Authority
             of the Stateof New York State University Educational
             Facilities Issue) - Series 2002B
             Insured by FGIC                                                      11/15/29    3.62      1,500,000     VMIG-1
  3,300,000  Lehman Municipal Trust Floater Series P-69W Reg-D                    07/01/39    3.75      3,300,000     VMIG-1
  2,785,000  Lehman Municipal Trust Receipts Series 2007 P9
             Insured by AMBAC Assurance Corporation                               07/01/36    3.71      2,785,000     VMIG-1
    600,000  Long Island Power Authority, NY RB (Electric System)
             LOC Bayerische Landesbank / Landesbank Baden - Wurttemberg           05/01/33    3.60        600,000     VMIG-1    A-1+
  2,400,000  Metropolitan Transportation Authority RB, NY - Series 2005 E-2
             LOC Fortis Bank S.A/N.V                                              11/01/35    3.58      2,400,000     VMIG-1    A-1+
  5,000,000  Metropolitan Transportation Authority RB, NY - Series 2005 E-1
             LOC Fortis Bank S.A/N.V                                              11/01/35    3.59      5,000,000     VMIG-1    A-1+
  3,000,000  Monroe County, NY IDA (Depaul Properties, Inc. Project)
              - Series 2006
             LOC KeyBank, N.A.                                                    06/01/26    3.62      3,000,000     VMIG-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates - Series 2004 - 950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                      02/01/34    3.65      2,495,000     VMIG-1
  2,875,000  Nassau County, NY IDA
             (Cold Spring Harbor Project) - Series 1999                           01/01/34    3.66      2,875,000               A-1+
  1,000,000  New York City, NY Housing Development Agency
             (West 48th Street Development) - Series A
             Guaranteed by Federal National Mortgage Association                  01/15/34    3.63      1,000,000               A-1+
  7,865,000  New York City IDA
             LOC Bank of New York                                                 03/01/34    3.61      7,865,000               A-1+
  1,800,000  New York City IDA, NY Civic Facility RB (Lycee Francais de
             New York Project) - Series 2002B
             LOC JPMorgan Chase Bank, N.A.                                        06/01/32    3.65      1,800,000     VMIG-1    A-1+
 11,060,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                      08/01/31    3.56     11,060,000     VMIG-1    A-1+
 11,300,000  New York City, NY GO - Series 1996, Subseries J-2
             LOC Westdeutsche Landesbank                                          02/15/16    3.57     11,300,000     VMIG-1    A-1+
    400,000  New York City, NY GO - Series A-5
             LOC KBC Bank                                                         08/01/16    3.64        400,000     VMIG-1    A-1+
  4,500,000  New York City, NY GO - Fiscal 1994, Series H-4
             Insured by AMBAC Assurance Corporation                               08/01/15    3.60      4,500,000     VMIG-1    A-1+
  2,350,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC JPMorgan Chase Bank, N.A.                                        02/15/13    3.61      2,350,000     VMIG-1    A-1+
  1,300,000  New York City, NY HDC
             (Columbus Apartment Project) - Series 1995A
             Guaranteed by Federal National Mortgage Association                  03/15/25    3.59      1,300,000               A-1+
  2,400,000  New York City, NY HDC MHRB
             (Manhattan Court Development) - Series 2004 A
             LOC Citibank, N.A.                                                   06/01/36    3.68      2,400,000               A-1+
    980,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                                 05/01/11    3.76        980,000     VMIG-1
  1,030,000  New York City, NY IDA Civic Facilities RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                        01/01/31    3.59      1,030,000     VMIG-1    A-1+
  3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School) - Series 2002
             LOC Wachovia Bank, N.A.                                              11/01/32    3.59      3,865,000     VMIG-1
  2,610,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project) - Series 2003
             LOC Allied Irish Banks, PLC                                          10/01/33    3.55      2,610,000     VMIG-1
  4,000,000  New York City, NY IDA Special Facility RB - Series 1997 B
             (Korean Airlines Company Limited Project)
             LOC HSBC Bank USA, N.A.                                              11/01/24    3.63      4,000,000     VMIG-1    A-1+
  1,360,000  New York City, NY IDA IDRB (Abigal Press,Inc. Project) -Series 2002
             LOC JPMorgan Chase Bank, N.A.                                        12/01/18    3.90      1,360,000               A-1+
    800,000  New York City, NY Transitional Finance Authority - Series 2003 3-E   11/01/22    3.65        800,000     VMIG-1    A-1+
  1,000,000  New York State Dormitory Authority (Cornell University)Series 1990B  07/01/25    3.66      1,000,000     VMIG-1    A-1+
  3,665,000  New York State Dormitory Authority
             (Hospital Insured Mortgage RB) - Series 2004-M2
             Issured by FSA                                                       02/15/13    3.62      3,665,000     VMIG-1
  2,250,000  New York State Dormitory Authority RB - Series 1492
             Insured by GNMA                                                      02/15/41    3.65      2,250,000               A-1
  2,895,000  New York State Dormitory Authority RB (Oxford Univeristy Press, Inc
             Project) - Series 1993
             LOC Landesbank Hessen                                                07/01/23    3.70      2,895,000     VMIG-1
 10,970,000  New York State Dormitory Authority Floater Trust - Series L29
             (St. Luke's Roosevelt Hospital Center) - Series 2005
             Insured by FHA                                                       08/15/25    3.65     10,970,000               A-1
  4,900,000  New York State Dormitory Authority RB - Series C
             (Catholic Health System Obligation)
             LOC HSBC Bank US                                                     07/01/22    3.60      4,900,000     VMIG-1
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997 A
             LOC Royal Bank of Scotland PLC                                       12/01/27    3.64      1,000,000     VMIG-1
  1,500,000  New York State Energy Research and Development Authority
             (Con Edison Company) - Series 2004 C-3
             LOC Citibank, N.A.                                                   11/01/39    3.64      1,500,000     VMIG-1    A-1+
  2,700,000  New York State Energy Research and Development Authority
             (Con Edison Company) - Subseries 2005 A-2
             LOC Wachovia Bank, N.A.                                              05/01/39    3.60      2,700,000     VMIG-1    A-1+
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - Series 2006 A
             LOC Landesbank Baden - Wurttemberg                                   11/01/39    3.66      4,000,000     VMIG-1
 11,000,000  New York State Housing Finance Agency
             (Normandie Court II Project) - Series 1999 A
             Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/29    3.63     11,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004 A
             LOC Landesbank Hessen -Thuringen Girozentrale                        11/01/34    3.65      5,000,000     VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004 A
             LOC JPMorgan Chase Bank, N.A.                                        11/01/36    3.63      1,750,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/33    3.62      5,000,000     VMIG-1
  4,100,000  New York State Local Government Assistance Corporation
              - Series 1995 F
             LOC Societe Generale                                                 04/01/25    3.59      4,100,000     VMIG-1    A-1+
  1,040,000  New York City, NY Transitional Finance Authority
             Insured by FGIC                                                      01/15/15    3.65      1,040,000               A-1+
 10,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                       09/01/35    3.59     10,000,000     VMIG-1    A-1+
  3,900,000  New York State, Housing Finance Agency RB
             Colleteralized by Federal National Mortgage Association              05/15/36    3.67      3,900,000     VMIG-1
  8,300,000  New York State, Housing Finance Agency RB
             LOC Lloyds PLC                                                       12/01/39    3.61      8,300,000     VMIG-1
  7,800,000  New York State, Housing Finance Agency RB
             LOC BNP Paribas                                                      03/15/26    3.56      7,800,000               A-1+
  1,200,000  New York, NY Transitional Finance Authority
             New York City Recoverty Bonds - Fiscal 2003 Series 3 Subseries 3F    11/01/22    3.66      1,200,000     VMIG-1    A-1+
  4,600,000  New York City, NY Transitional Finance Authority - Series 1999 B-3   11/01/28    3.58      4,600,000     VMIG-1    A-1+
 12,400,000  New York City, NY Transitional Finance Authority
             New York City Recoverty Bonds - Fiscal 2003 Subseries 2C             11/01/22    3.58     12,400,000     VMIG-1    A-1+
    300,000  New York City, NY Transitional Finance Authority
             New York City Recoverty Bonds - Fiscal 2003 Subseries B-H            11/01/22    3.70        300,000     VMIG-1    A-1+
  3,500,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005-A
             LOC KeyBank, N.A.                                                    10/01/30    3.64      3,500,000     VMIG-1
  3,825,000  Onondaga County, NY IDA
             (Onondaga Community College Project) - Series 2005 A
             LOC Citizens Bank, N.A.                                              12/01/30    3.61      3,825,000               A-1+
  1,375,000  Onondaga County, NY IDA
             (YMCA of Greater Syracuse Project) - Series 2003A
             LOC Citizens Bank, N.A.                                              11/01/25    3.69      1,375,000       P-1     A-1+
  3,375,000  Ostego County, NY IDA
             (Templeton Foundation Project) - Series 2007A (d)
             LOC Key Bank, N.A                                                    06/01/27    3.69      3,375,000
  3,075,000  Port Authority of New York &  New Jersey - Putters Series 1969
             Insured by FGIC                                                      04/15/15    3.66      3,075,000               A-1+
  3,000,000  ROCs II-R Trust - Series 458 (New York State Thruway Authority,
             General Highway and Bridge Trust Fund Bonds - Series 2005 B)
             Insured by AMBAC Assurance Corporation                               04/01/20    3.66      3,000,000     VMIG-1
 10,445,000  ROCs II-R Trust - Series 2019 (New York City Transitional Finance
             Authority - Series 2003 E)
             Insured by MBIA Insurance Corporation                                02/01/20    3.66     10,445,000     VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility RB
             LOC KeyBank, N.A.                                                    12/01/31    3.64      1,900,000     VMIG-1    A-1
  8,000,000  State Street Bank & Trust Co. Clipper Tax Exempt Certificates Trust
             (New York Non-AMT) - Series 2007-3                                   11/01/20    3.65      8,000,000     VMIG-1
  4,000,000  Suffolk County, IDA Civic Facility RB
             LOC KBC Bank                                                         12/01/36    3.59      4,000,000               A-1+
  5,000,000  TOCs - Series 2000-1 (Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGS Securities                                    04/01/27    3.62      5,000,000               A-1+
  5,000,000  TOCs Trust - Series 2001-2 (Puerto Rico Public Improvement
             GO Bonds of 2001)
             Insured by FSA                                                       07/01/19    3.62      5,000,000               A-1+
-----------                                                                                          ------------
309,630,000  Total Variable Rate Demand Instruments                                                   309,630,000
-----------                                                                                          ------------
Variable Rate Demand Instrument - Private Placement (d) (0.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland AG                                     09/01/21    5.36%   $  3,000,000      P-1     A-1+
-----------                                                                                           ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                   3,000,000
-----------                                                                                           ------------
             Total Investments (99.97%) (Cost $391,627,008)                                           $391,627,008
             Cash and other assets, net of liabilities (0.03%)                                             133,679
                                                                                                      ------------
             Net Assets (100.00%)                                                                     $391,760,687
                                                                                                      ============
             Net Asset Value, offering and redemption price per share:
             Class A,         222,940,941 shares outstanding                                          $       1.00
                                                                                                      ============
             Class B,          36,147,421 shares outstanding                                          $       1.00
                                                                                                      ============
             Victory Shares,   57,395,749 shares outstanding                                          $       1.00
                                                                                                      ============
             Advantage Shares, 75,275,411 shares outstanding                                          $       1.00
                                                                                                      ============


FOOTNOTES:

NOTE 1- VALUATION OF SECURITIES -

Note 1 - Valuation of Securities Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.
(b) The interest rate shown reflects the security's current coupon, unless yield is available.
(c)  The maturity date indicated for the put bonds is the next put date.
(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.
(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
CSD     =   Central School District                          MHRB      =    Multi-Family Revenue Housing Bond
COPs    =   Certificates of Participation                    RAN       =    Revenue Anticipation Note
FGIC    =   Financial Guaranty Insurance Company             RB        =    Revenue Bond
FHA     =   Federal Housing Administration                   FSA       =    Financial Security Assurance
GNMA    =   Government National Mortgage Association         ROCs      =    Reset Option Certificates
GO      =   General Obligation                               SLGS      =    State and Local Government Securities
HDC     =   Housing Development Corporation                  TAN       =    Tax Anticipation Note
IDA     =   Industrial Development Authority                 TOCs      =    Tender Option Certificates
IDRB    =   Industrial Development Revenue Bond


Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Christine Manna
                                    Christine Manna, Secretary

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    Steven W. Duff, President

Date:  September 26, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    Anthony Pace, Treasurer

Date:  September 26, 2007

* Print the name and title of each signing officer under his or her signature.